Consolidated Statement of Change in Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock To Be Issued [Member]	Deferred Stock Compensation [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 87,761	$ 257,588			$ (1,624,207)	$ (1,278,858)
Balance, shares at Dec. 31, 2021		87,761,100
Common stock issued for cash		$ 267	399,733				$ 400,000
Common stock issued for cash, shares		266,667					266,667
Common stock issued for compensation -management		$ 160	239,840				$ 240,000
Common stock issued for compensation -management, shares		160,000
Common stock issued for compensation -services		$ 146	218,638				$ 218,784
Common stock issued for compensation -services, shares		145,856					145,856
Common stock issued for settlement of debts		$ 179	178,965				$ 179,144
Common stock issued for settlement of debts, shares		179,144					179,144
Net loss						(1,255,497)	$ (1,255,497)
Balance at Dec. 31, 2022		$ 88,513	1,294,764			(2,879,704)	(1,496,427)
Balance, shares at Dec. 31, 2022		88,512,767
Common stock issued for compensation -management		$ 25	37,475				37,500
Common stock issued for compensation -management, shares		25,000
Net loss						(331,303)	(331,303)
Balance at Mar. 31, 2023		$ 88,538	1,332,239			(3,211,007)	(1,790,230)
Balance, shares at Mar. 31, 2023		88,537,767
Balance at Dec. 31, 2022		$ 88,513	1,294,764			(2,879,704)	(1,496,427)
Balance, shares at Dec. 31, 2022		88,512,767
Net loss							(903,996)
Balance at Sep. 30, 2023		$ 88,580	1,415,447	60,000	$ (14,562)	(3,783,700)	(2,234,235)
Balance, shares at Sep. 30, 2023		88,579,434
Balance at Dec. 31, 2022		$ 88,513	1,294,764			(2,879,704)	(1,496,427)
Balance, shares at Dec. 31, 2022		88,512,767
Common stock issued for cash		$ 17	24,983				$ 25,000
Common stock issued for cash, shares		16,667					16,667
Common stock issued for compensation -management		$ 25	37,475				$ 37,500
Common stock issued for compensation -management, shares		25,000
Common stock issued for compensation -services		$ 25	58,225				$ 58,250
Common stock issued for compensation -services, shares		25,000					25,000
Net loss						(1,106,962)	$ (1,106,962)
Subscription received- shares to be issued				60,000			60,000
Subscription received- shares to be issued, shares
Balance at Dec. 31, 2023		$ 88,580	1,415,447	60,000		(3,986,666)	(2,422,639)
Balance, shares at Dec. 31, 2023		88,579,434
Balance at Mar. 31, 2023		$ 88,538	1,332,239			(3,211,007)	(1,790,230)
Balance, shares at Mar. 31, 2023		88,537,767
Net loss						(253,236)	(253,236)
Subscription received- shares to be issued				60,000			60,000
Balance at Jun. 30, 2023		$ 88,538	1,332,239	60,000		(3,464,243)	(1,983,466)
Balance, shares at Jun. 30, 2023		88,537,767
Common stock issued for cash		$ 17	24,983				25,000
Common stock issued for cash, shares		16,667
Common stock issued for compensation -services		$ 25	58,225		(14,562)		43,688
Common stock issued for compensation -services, shares		25,000
Net loss						(319,457)	(319,457)
Balance at Sep. 30, 2023		$ 88,580	1,415,447	60,000	(14,562)	(3,783,700)	(2,234,235)
Balance, shares at Sep. 30, 2023		88,579,434
Balance at Dec. 31, 2023		$ 88,580	1,415,447	60,000		(3,986,666)	(2,422,639)
Balance, shares at Dec. 31, 2023		88,579,434
Net loss						(130,397)	(130,397)
Balance at Mar. 31, 2024		$ 88,580	1,415,447	60,000		(4,117,063)	(2,553,036)
Balance, shares at Mar. 31, 2024		88,579,434
Balance at Dec. 31, 2023		$ 88,580	1,415,447	60,000		(3,986,666)	(2,422,639)
Balance, shares at Dec. 31, 2023		88,579,434
Net loss							(3,019,598)
Balance at Sep. 30, 2024		$ 94,580	3,689,447	60,000		(7,006,264)	(3,162,237)
Balance, shares at Sep. 30, 2024		94,579,434
Balance at Mar. 31, 2024		$ 88,580	1,415,447	60,000		(4,117,063)	(2,553,036)
Balance, shares at Mar. 31, 2024		88,579,434
Common stock issued for compensation -services		$ 6,000	2,274,000				2,280,000
Common stock issued for compensation -services, shares		6,000,000
Net loss						(2,664,795)	(2,664,795)
Balance at Jun. 30, 2024		$ 94,580	3,689,447	60,000		(6,781,858)	(2,937,831)
Balance, shares at Jun. 30, 2024		94,579,434
Net loss						(224,406)	(224,406)
Balance at Sep. 30, 2024		$ 94,580	$ 3,689,447	$ 60,000		$ (7,006,264)	$ (3,162,237)
Balance, shares at Sep. 30, 2024		94,579,434